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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Atalanta Sosnoff Management Corp.
Address:   101 Park Avenue, 6th Floor
           New York, NY  10178


Form 13F File Number: 28-

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony G. Miller
Title:     CEO, President
Phone:     (212) 867-5000

Signature, Place, and Date of Signing:

/s/ Anthony G. Miller             New York, N.Y.              1/12/01
--------------------------        -----------------------     ------------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion if the holdings for this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

        Form 13F File Number      Name

        28-01162                  Atalanta Sosnoff Capital Corp. (Delaware)

        [Repeat as necessary.]